Intangible assets (Tables)	12 Months Ended
Dec. 31, 2021
Intangible assets
Schedule of intangible assets

	Software & databases	Brands, licenses, patents & know-how	Contract costs	Total

	(Euro, in thousands)
Acquisition value
On January 1, 2019	€9,111	€2,719	€—	€11,832
Additions	5,463	2,453	15,384	23,300
Sales and disposals	(64)			(64)
Translation differences	31			31
On December 31, 2019	14,541	5,172	15,384	35,099
Additions	9,494	39,299		48,793
Sales and disposals	(17)			(17)
Reclassifications to assets held for sale	(159)	(38)		(197)
Translation differences	(143)	(1)		(144)
On December 31, 2020	23,717	44,432	15,384	83,534
Additions	2,423	1,250		3,673
Sales and disposals	(1,643)	(5,753)		(7,396)
Translation differences	57			57
On December 31, 2021	€24,554	€39,929	€15,384	€79,868

Amortization and impairment
On January 1, 2019	€7,250	€949	€—	€8,200
Amortization	816	678	512	2,006
Sales and disposals	(63)			(63)
Translation differences	31			31
On December 31, 2019	8,034	1,626	512	10,173
Amortization	2,303	2,289	1,538	6,130
Sales and disposals	(17)			(17)
Reclassifications to assets held for sale	(143)	(33)		(176)
Translation differences	(142)			(142)
On December 31, 2020	10,034	3,883	2,050	15,968
Amortization	3,529	2,053	1,538	7,120
Impairment		4,016		4,016
Sales and disposals	(1,643)	(5,753)		(7,396)
Translation differences	57			57
On December 31, 2021	€11,977	€4,199	€3,588	€19,765

Carrying amount
On December 31, 2019	€6,507	€3,546	€14,872	€24,927
On December 31, 2020	€13,683	€40,549	€13,334	€67,565
On December 31, 2021	€12,577	€35,730	€11,796	€60,103